UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23168

RiverPark Floating Rate CMBS Fund

(Exact name of registrant as specified in charter)

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156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Office) (Zip Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address of Agent for Service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174

(212) 484-2100

(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

RiverPark Floating Rate CMBS Fund December 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 99.1%
Non-Agency Mortgage-Backed Obligation – 99.1%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl C
2.727%, VAR LIBOR USD 1 Month+1.250%, 09/15/34	$4,500	$4,504
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.151%, VAR LIBOR USD 1 Month+1.900%, 06/15/28	4,500	4,477
CGDB Commercial Mortgage Trust, Ser 2017-BIO, Cl F
4.727%, VAR LIBOR USD 1 Month+3.250%, 05/15/30	1,500	1,499
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.447%, VAR LIBOR USD 1 Month+0.970%, 07/15/28	750	751
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl C
2.527%, VAR LIBOR USD 1 Month+1.050%, 07/15/28	2,000	2,000
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.727%, VAR LIBOR USD 1 Month+1.250%, 02/15/30	2,500	2,510
CHT Mortgage Trust, Ser 2017-CSMO, Cl D
3.630%, VAR LIBOR USD 1 Month+2.250%, 11/15/36	3,000	3,004
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
2.310%, VAR LIBOR USD 1 Month+0.930%, 11/15/36	2,000	2,000
Citigroup Commercial Mortgage Trust, Ser 2017-1500, Cl C
2.727%, VAR LIBOR USD 1 Month+1.250%, 07/15/32	1,000	997
Cold Storage Trust, Ser 2017-ICE3, Cl B
2.727%, VAR LIBOR USD 1 Month+1.250%, 04/15/36	2,800	2,805
COMM Mortgage Trust, Ser 2014-FL5, Cl HFL2
5.582%, VAR LIBOR USD 1 Month+4.150%, 07/15/31	4,000	3,891
COMM Mortgage Trust, Ser 2014-TWC, Cl E
4.682%, VAR LIBOR USD 1 Month+3.250%, 02/13/32	2,000	2,012
COMM Mortgage Trust, Ser 2014-PAT, Cl F
3.873%, VAR LIBOR USD 1 Month+2.441%, 08/13/27	2,000	1,998
COMM Mortgage Trust, Ser 2016-SAVA, Cl B
3.732%, VAR LIBOR USD 1 Month+2.300%, 10/15/34	1,637	1,641
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.282%, VAR LIBOR USD 1 Month+0.850%, 02/13/32	810	811
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl F
8.727%, VAR LIBOR USD 1 Month+7.250%, 11/15/33	3,750	3,787
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl E
5.477%, VAR LIBOR USD 1 Month+4.000%, 04/15/29	2,500	2,502
CSMC Trust, Ser 2017-HD, Cl B
2.827%, VAR LIBOR USD 1 Month+1.350%, 02/15/31	1,076	1,077
FREMF Mortgage Trust, Ser 2017-KF30, Cl B
4.622%, VAR LIBOR USD 1 Month+3.250%, 03/25/27	1,000	1,000
FREMF Mortgage Trust, Ser 2017-KF32, Cl B
3.922%, VAR LIBOR USD 1 Month+2.550%, 05/25/24	2,000	2,006
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl F
6.727%, VAR LIBOR USD 1 Month+5.250%, 08/15/32	2,500	2,520
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl E
5.027%, VAR LIBOR USD 1 Month+3.550%, 08/15/27	1,984	1,984
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-MAUI, Cl C
2.727%, VAR LIBOR USD 1 Month+1.250%, 07/15/34	3,355	3,355
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
2.650%, VAR LIBOR USD 1 Month+1.400%, 11/15/34	3,000	3,003
Stonemont Portfolio Trust, Ser 2017-MONT, Cl E
4.251%, VAR LIBOR USD 1 Month+2.750%, 08/20/30	2,000	2,004
Total Mortgage-Backed Securities
(Cost $57,911) (000)		58,138

Total Investments — 99.1%
(Cost $57,911) (000)		$58,138

As of December 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

RiverPark Floating Rate CMBS Fund December 31, 2017 (Unaudited)

For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $58,686 (000).

(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-002-0200

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Floating Rate CMBS Fund

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: February 28, 2018

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: February 28, 2018

*	Print the name and title of each signing officer under his or her signature.